Ordinary shares with preference rights - Series C Shares activities (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Series C Shares activities
Accretion to the redemption value		¥ 15,115	¥ 52,881
Reclassification of redeemable Class A ordinary shares to Class A ordinary shares	[1]	(896,508)
Series C Shares
Series C Shares activities
Balance at the beginning of the year		713,893	661,012
Accretion to the redemption value		15,115	52,881
Reclassification of redeemable Class A ordinary shares to Class A ordinary shares		¥ (729,008)
Balance at the end of the year			¥ 713,893

[1]	Represent Series B and C shares of Atour Shanghai prior to Restructuring (see Note 12)